Financial Instruments and Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments and Fair Value Measurements [Abstract]
Effect of Derivative Instruments on the Consolidated Statements of Operations
		Amount of Gain
		Year Ended December 31,
Derivatives not designated as hedging instruments	Location of Gain Recognized	2016	2017	2018
Interest rate swaps	Gain on interest rate swaps	$403	$-	$-
Total		$403	$-	$-

Fair Value, Assets Measured on a Recurring and Non-Recurring Basis
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring measurements:
Investment in affiliate – Heidmar (Note 10)	$-	$-	$34,000
Investment in available for sale debt securities	4,961	-	-
Total	$4,961	$-	$34,000
	Quoted Prices in Active Markets for Identical Assets/ Liabilities (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)	Impairment loss
Non-Recurring measurements:
Vessels, net (Note 7)	-	26,375	-	291
Total	$-	$26,375	$-	$291